Annual Fund Operating Expenses - MATTHEW 25 FUND - MATTHEW 25 FUND	May 01, 2025
Prospectus [Line Items]
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.10%